Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total Investments [Line Items]
Current	$ 2,211.8	$ 2,169.7
Long-term investments	18,083.2	17,546.3
Total investments	20,295.0	19,716.0
Debt And Equity Securities Available For Sale [Member]
Total Investments [Line Items]
Current	2,168.1	2,111.9
Long-term investments	15,222.7	14,849.7
Total investments	17,390.8	16,961.6
Mortgage Loans [Member]
Total Investments [Line Items]
Current	41.7	55.2
Long-term investments	1,606.8	1,454.6
Total investments	1,648.5	1,509.8
Other Investments [Member]
Total Investments [Line Items]
Current	2.0	2.6
Long-term investments	1,253.7	1,242.0
Total investments	$ 1,255.7	$ 1,244.6